Stock Incentive Plans - Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	1.12%	1.34%	1.46%
Expected volatility	23.54%	25.27%	37.21%
Risk-free interest rate	1.42%	0.08%	0.81%
Expected life (in years)	6 months	6 months	6 months
Weighted-average grant date fair value (in dollars per share)	$ 16.25	$ 12.55	$ 13.85
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.18%	2.68%	3.42%
Expected volatility	27.34%	27.10%	25.22%
Risk-free interest rate	2.46%	1.13%	0.61%
Expected life (in years)	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Weighted-average grant date fair value (in dollars per share)	$ 24.15	$ 14.57	$ 8.78